UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31,

Date of reporting period:  NOVEMBER 30, 2010


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2010





[LOGO OF USAA]
   USAA(R)

                                             [GRAPHIC OF USAA WORLD GROWTH FUND]

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       SEMIANNUAL REPORT
       USAA WORLD GROWTH FUND
       FUND SHARES o ADVISER SHARES
       NOVEMBER 30, 2010

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FUND OBJECTIVE

CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

Invests principally in a mix of foreign (including emerging market) and domestic equity securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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
PRESIDENT'S MESSAGE                                                           2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              9

INVESTMENT OVERVIEW                                                          11

FINANCIAL INFORMATION

    Portfolio of Investments                                                 17

    Notes to Portfolio of Investments                                        24

    Financial Statements                                                     26

    Notes to Financial Statements                                            29

EXPENSE EXAMPLE                                                              45

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"I EXPECT THE ECONOMY TO CONTINUE                  [PHOTO OF DANIEL S. McNAMARA]
ITS SLOW, LOW-GROWTH RECOVERY"

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NOVEMBER 2010

The six-month reporting period was eventful and unquestionably tumultuous. But despite the ups and downs, economic and market conditions improved.

When the period began in June, investors were grappling with a host of worries -- Greece's debt crisis, regulatory changes related to the health care, financial and energy industries, the May "flash crash" in the U.S. stock market, and BP's oil spill in the Gulf of Mexico. Concern about the sustainability of the economic recovery also dampened investor sentiment as it became apparent that previous economic growth had been the result of government stimulus spending, such as the cash for clunkers program and the first-time homebuyer tax credit, not self-sustaining private sector demand. Job growth also failed to materialize and unemployment remained high. However, inflation was muted, giving the Federal Reserve (the Fed) the latitude to keep short-term rates low in a range between zero and 0.25%.

By summer, some of these uncertainties had been resolved. Congress passed financial and health care legislation. The turmoil in Europe abated as the European Union bailed out Greece, and the stress tests on European banks suggested, perhaps prematurely, that they were stronger than previously believed. Corporate earnings, driven by surprisingly strong revenue growth, were better than expected. The Fed also telegraphed its intention to resume quantitative easing (QE2) in support of the U.S. economy. This suggested that short-term and overnight interest rates would remain low for a prolonged period, perhaps between 12 and 18 months.

The reduced uncertainty sparked a strong, broad-based rally across multiple asset classes, including U.S. and international equities, the emerging markets, fixed income, and precious metals and minerals. The rally continued as the Fed provided the details for QE2: the purchase of up to $600 billion in long-term U.S. Treasuries. Meanwhile, the mid-term elections turned out as many had anticipated with the Republicans taking control of the House of

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2  | USAA WORLD GROWTH FUND
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Representatives and the Democrats holding their majority in the Senate. It was widely believed that at the end of the day the Bush tax cuts would be extended in a compromise that could include all taxpayers.

Although new geopolitical concerns emerged in November, the markets generally ignored the news and continued to rally. The dollar, which had declined in anticipation of renewed quantitative easing, rebounded in response to questions about Ireland's solvency and tensions between North and South Korea.

On a more positive note, third-quarter U.S. gross domestic product was revised upwards and retailers reported strong November sales in advance of the holiday season, suggesting to some observers that the U.S. economic recovery could be gaining momentum despite persistently high unemployment. However, I expect the economy to continue its slow, low-growth recovery. Furthermore, given that bond yields are near historic lows, I think bond investors anticipate a prolonged period of low interest rates.

Under the circumstances, investors would be well-advised to be mindful of their time horizons and resist the temptation to stretch their risk tolerance in pursuit of higher returns. They should remain disciplined and stick to their investment plans. If you would like to revisit or refine YOUR plan, please call 800-531-8722 and speak to one of USAA's dedicated service representatives. They stand ready to help you -- free of charge.

Rest assured we will continue doing all we can to help you achieve your long-term financial goals. At USAA Investment Management Company, we have some of the finest investment professionals in the industry managing your assets. Thank you once again for the opportunity to serve your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

As interest rates rise, existing bond prices fall.

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Past performance is no guarantee of future results.

Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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                                                        PRESIDENT'S MESSAGE |  3
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MANAGERS' COMMENTARY ON THE FUND

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[PHOTO OF DAVID R. MANNHEIM]                          [PHOTO OF ROGER MORLEY]
       DAVID R. MANNHEIM                                     ROGER MORLEY
       MFS Investment                                        MFS Investment
       Management                                            Management

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o  HOW DID THE USAA WORLD GROWTH FUND (THE FUND SHARES) PERFORM DURING THE
   REPORTING PERIOD?

   For the six-month period ended November 30, 2010, the Fund Shares had a total return of 13.37%. This compares to a return of 11.27% for the Lipper Global Funds Index and 11.46% for the Morgan Stanley Capital International
   (MSCI) World Index (the Index).

o  PLEASE REVIEW MARKET CONDITIONS OVER THE REPORTING PERIOD.

   The strong performance of international equities over the reporting period was more a reflection of the ongoing volatility in market sentiment than indicative of any sustained upward trend. Entering the reporting period, equities had been pressured by the re-emergence of sovereign debt issues in Europe, as well as concerns about the sustainability of the global economic recovery. An unprecedented rescue package, combined with a demonstrated willingness by the European Central Bank to buy the bonds of the troubled nations, helped calm investor fears. Results of the widely-anticipated European bank stress tests in late July 2010 added to investor confidence.

   Refer to pages 12 and 14 for benchmark definitions.

   Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

   Past performance is no guarantee of future results.

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4  | USAA WORLD GROWTH FUND
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   As the reporting period progressed, the trends in macroeconomic data indicated that the global economic recovery, particularly in developed countries, was struggling to gain traction. Investors were cheered as central bankers signaled that another round of quantitative easing was in the offing to prop up the incipient recovery. Briefly, quantitative easing describes the practice of governments creating money that is used to buy fixed-income securities from domestic banks. This can help lower interest rate levels and, by increasing bank reserves, encourage increased lending. At the same time, and because it increases the money supply, quantitative easing tends to devalue the currency involved and stimulate growth in exports.

   As the reporting period drew to a close, sovereign debt issues among Europe's peripheral economies again came to the forefront, highlighted by a bailout of Ireland. Concerns remained about the ability of governments to implement necessary austerity plans as well as the potentially negative impact such plans could have on economic growth. In addition, with nations ranging from China to Germany to Brazil expressing concern over the potential implications of a weaker U.S. dollar, the prospect of a currency war among nations defending their exports weighed on sentiment. With this unsettled backdrop, equities closed the reporting period on a down note.

o WHAT WERE THE PRINCIPAL FACTORS IN THE FUND'S PERFORMANCE OVER THE REPORTING PERIOD?

   MFS relies on a consistent, disciplined investment approach and rigorous bottom-up research on individual companies, rather than using short-term macroeconomic forecasts to try to guess which sectors of the market will outperform over a given period. Our approach is principally based on seeking attractive growth opportunities without overpaying, sometimes referred to as "growth at reasonable price" or GARP investing.

   While we are focused on individual security selection, we continually monitor shifts within the overall market and seek to take advantage

   You will find a complete list of securities that the Fund owns on pages
   17-23.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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   of relative valuation opportunities as they emerge. In this vein, the most significant overweighting within the Fund has been of Europe (exclusive of the United Kingdon). As European equities have been roiled by concerns over sovereign debt, we have taken advantage of price dips in order to add exposure to companies that fit our desired profile. In doing so, we have downplayed exposure to the most troubled peripheral countries, such as Ireland and Greece.

   In terms of sectors, both our overweighting of retailers and our focus within the sector on high-end purveyors of discretionary products continued to contribute to the Fund's performance. Key holdings within retail included LVMH Moet Hennessy Louis Vuitton S.A., Compagnie Financiere Richemont S.A., and Burberry Group plc. All three are high-quality companies with the ability to sustain above-average earnings growth based on strong luxury brands.

   Our significant underweighting of financials also added to performance during the reporting period. In particular, within banking we avoided the large commercial lenders such as Bank of America, instead favoring transaction processing-oriented firms with reliable recurring revenue such as BNY Mellon, Inc. and State Street Corp. Investment manager Julius Baer Group Ltd. and India's second largest bank ICICI Bank Ltd. ADR were also standout holdings within financials.

   Stock selection within industrial goods and services was another positive contributor to performance, led by the French electric distribution company Schneider Electric S.A. Schneider Electric S.A. derives revenues from both residential and commercial business lines around the globe and is benefiting from growth in demand for more efficient "green" systems. Finally, overweight exposure to basic materials helped relative returns, highlighted by German industrial gas company Linde AG.

   On the negative side of the ledger, exposure to the health care sector detracted from relative performance. A leading underperformer within health care was Roche Holdings AG, which suffered a setback when its blockbuster cancer drug Avastin failed to gain approval for a new clinical use. In addition, medical device firms such as

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6  | USAA WORLD GROWTH FUND

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   Medtronic, Inc., Zimmer Holdings, Inc., and Thermo Fisher Scientific, Inc.
   continued to suffer from an increased focus on cost cutting by hospitals.

   Another constraint on performance was a lack of any exposure within the basic materials sector such as metals and mining companies. Metals and mining companies have experienced strong returns as the price of gold and silver has risen in recent quarters, driven by fears of inflation and currency debasement. However, our focus on sustainable growth will generally lead us to downplay more cyclical, commodity-oriented sectors such as precious metals stocks.

   As the reporting period progressed, our stock selection process led us to slightly increase exposure to financials. Financials stand to benefit from reduced uncertainty following positive stress tests in Europe, clarification on international accounting standards, and the implementation of financial reform in the U.S. Over the reporting period we added Visa, Inc. and Banco Santander Brasil S.A. ADR to the portfolio.

   While adding to the financials sector, we have modestly reduced exposure to the health care sector, particularly within pharmaceutical companies, as the prospects for above-average earnings growth going forward looks challenging given the focus on cost cutting within the sector.

o  WHAT IS YOUR OUTLOOK?

   We expect the world economy to maintain a course of slow-to-moderate growth rather than dip into a second recession, with growth led by emerging markets. Still, the prospect is for ongoing significant volatility in equity markets as governments, financial institutions and economies continue to grapple with the imbalances built up over years of excessive borrowing and spending. In particular, Europe's budgetary and banking system issues will take time to resolve. We expect to continue to maintain an underweight position in financials while looking to add to high-quality stocks on price weakness.

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                                           MANAGERS' COMMENTARY ON THE FUND |  7

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   Given the less-than-optimal economic backdrop we expect to continue to be overweight in areas that are less economically sensitive and where we have more confidence in sustainable earnings going forward. This includes the consumer staples area, where we have exposure to food and beverage companies with strong brands such as Nestle S.A. and Heineken N.V.

   At the other end of the spectrum, we are also maintaining significant exposure to luxury retailers with strong brands that we believe can drive reliable earnings growth through a variety of economic conditions. With emerging market equity prices appearing somewhat stretched after an extended period of outperformance, luxury retailers such as LVMH Moet Hennessy - Louis Vuitton S.A. provide the Fund with a way to maintain exposure to the growing wealth in developing economies with less valuation risk.

   Under all market conditions, we will continue to focus on individual stock selection, looking for reasonably priced companies with above average growth prospects. Thank you for your continued investment in the Fund.

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8  | USAA WORLD GROWTH FUND
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FUND RECOGNITION

USAA WORLD GROWTH FUND

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                         OVERALL MORNINGSTAR RATING(TM)
                      out of 617 world stock funds for the
                         period ended November 30, 2010:

                                 OVERALL RATING
                                     * * * *

                                     3-YEAR
                                     * * * *
                                out of 617 funds

                                     5-YEAR
                                     * * * *
                                out of 481 funds

                                     10-YEAR
                                      * * *
                                out of 257 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

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PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

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                                                           FUND RECOGNITION |  9

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                            LIPPER LEADERS (OVERALL)

                  [5]                 [5]                   [5]

             TOTAL RETURN          CONSISTENT          PRESERVATION
                                     RETURN

The World Growth Fund Shares are listed as a Lipper Leader for Total Return and Consistent Return among 107 equity funds and also is a Lipper Leader for Preservation among 9,833 equity funds for the overall period ended November 30, 2010. The Fund Shares received a Lipper Leader rating for Total Return and Consistent Return among 94 and 45 funds for the five- and 10-year periods, respectively. The Fund Shares received a Lipper Leader for Preservation among 7,781, and 4,283 equity funds for the five-, and 10-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of November 30, 2010. Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of November 30, 2010. Lipper ratings for Preservation reflect funds' historical loss avoidance relative to other funds within the same asset class, as of November 30, 2010. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed-income funds.

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Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Total Return and Preservation metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2010, Reuters, All Rights Reserved.

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10  | USAA WORLD GROWTH FUND

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INVESTMENT OVERVIEW

USAA WORLD GROWTH FUND SHARES (Ticker Symbol: USAWX)

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                                      11/30/10                    5/31/10
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Net Assets                         $506.2 Million             $435.0 Million
Net Asset Value Per Share              $17.55                     $15.48


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/10
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   5/31/10 to 11/30/10*           1 Year           5 Years           10 Years

         13.37%                    7.22%            4.79%              3.71%


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                                 EXPENSE RATIO**
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                                      1.34%


*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED OCTOBER 1, 2010, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                       INVESTMENT OVERVIEW |  11

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                USAA WORLD GROWTH       LIPPER GLOBAL
                   FUND SHARES           FUNDS INDEX        MSCI WORLD INDEX
11/30/00            $10,000.00            $10,000.00           $10,000.00
12/31/00             10,369.28             10,293.34            10,160.45
01/31/01             10,656.51             10,463.79            10,356.10
02/28/01              9,572.10              9,697.03             9,479.74
03/31/01              8,780.77              9,023.46             8,855.49
04/30/01              9,554.51              9,641.90             9,508.27
05/31/01              9,320.05              9,583.15             9,384.37
06/30/01              9,032.83              9,313.78             9,089.03
07/31/01              8,886.28              9,082.87             8,967.54
08/31/01              8,558.03              8,722.14             8,535.78
09/30/01              7,708.09              7,907.34             7,782.51
10/31/01              7,971.86              8,104.26             7,931.11
11/30/01              8,446.66              8,546.26             8,399.11
12/31/01              8,554.20              8,670.61             8,451.06
01/31/02              8,300.70              8,407.86             8,194.17
02/28/02              8,288.91              8,358.22             8,122.10
03/31/02              8,707.48              8,754.18             8,496.15
04/30/02              8,477.56              8,541.84             8,191.65
05/31/02              8,501.14              8,561.20             8,205.31
06/30/02              8,000.03              8,064.01             7,706.04
07/31/02              7,257.22              7,350.87             7,055.83
08/31/02              7,327.96              7,384.70             7,067.88
09/30/02              6,750.21              6,650.66             6,289.70
10/31/02              7,133.41              7,030.60             6,753.15
11/30/02              7,375.12              7,374.73             7,116.23
12/31/02              7,187.99              7,053.31             6,770.48
01/31/03              6,909.71              6,827.18             6,564.15
02/28/03              6,708.40              6,659.18             6,449.27
03/31/03              6,732.08              6,585.59             6,427.98
04/30/03              7,318.25              7,150.95             6,997.62
05/31/03              7,709.04              7,591.36             7,396.02
06/30/03              7,797.85              7,737.12             7,523.09
07/31/03              7,880.74              7,900.67             7,674.98
08/31/03              7,963.63              8,109.82             7,839.86
09/30/03              8,052.45              8,154.15             7,887.04
10/31/03              8,455.07              8,617.92             8,354.29
11/30/03              8,662.30              8,777.88             8,480.56
12/31/03              9,181.41              9,307.41             9,011.95
01/31/04              9,347.59              9,502.70             9,156.55
02/29/04              9,573.12              9,705.62             9,309.88
03/31/04              9,537.51              9,664.14             9,248.11
04/30/04              9,472.23              9,414.32             9,058.69
05/31/04              9,549.38              9,446.19             9,134.28
06/30/04              9,751.17              9,605.15             9,328.88
07/31/04              9,442.55              9,246.22             9,024.30
08/31/04              9,430.68              9,251.54             9,063.96
09/30/04              9,644.34              9,498.84             9,235.43
10/31/04              9,905.48              9,725.84             9,461.42
11/30/04             10,421.82             10,268.22             9,958.44
12/31/04             10,863.36             10,645.36            10,338.59
01/31/05             10,699.50             10,442.98            10,105.82
02/28/05             10,966.54             10,776.18            10,425.96
03/31/05             10,760.19             10,551.87            10,224.45
04/30/05             10,517.44             10,315.52            10,000.81
05/31/05             10,650.95             10,490.73            10,178.50
06/30/05             10,596.33             10,602.85            10,266.57
07/31/05             11,033.29             11,021.85            10,625.20
08/31/05             11,166.81             11,157.81            10,705.26
09/30/05             11,348.88             11,455.22            10,983.31
10/31/05             11,160.74             11,196.51            10,716.85
11/30/05             11,391.36             11,551.83            11,073.93
12/31/05             11,703.34             11,911.05            11,319.26
01/31/06             12,235.01             12,523.20            11,824.71
02/28/06             12,267.83             12,435.62            11,807.10
03/31/06             12,536.94             12,753.90            12,066.73
04/30/06             12,937.34             13,102.65            12,433.09
05/31/06             12,674.79             12,617.85            12,008.38
06/30/06             12,760.12             12,590.34            12,004.86
07/31/06             12,957.03             12,592.41            12,079.78
08/31/06             13,318.04             12,923.36            12,393.34
09/30/06             13,541.21             13,100.32            12,541.12
10/31/06             13,902.22             13,519.32            13,001.41
11/30/06             14,243.54             13,905.91            13,319.79
12/31/06             14,507.19             14,209.46            13,590.59
01/31/07             14,797.92             14,428.54            13,751.03
02/28/07             14,630.75             14,283.04            13,679.48
03/31/07             14,790.65             14,570.42            13,929.89
04/30/07             15,415.71             15,127.60            14,544.22
05/31/07             15,677.36             15,594.81            14,951.74
06/30/07             15,604.68             15,572.12            14,836.41
07/31/07             15,277.61             15,257.10            14,507.84
08/31/07             15,364.83             15,231.42            14,496.84
09/30/07             15,982.62             15,852.42            15,186.24
10/31/07             16,360.57             16,392.73            15,652.02
11/30/07             16,069.84             15,671.27            15,012.24
12/31/07             15,858.66             15,527.45            14,818.56
01/31/08             14,765.50             14,432.38            13,686.13
02/29/08             14,788.92             14,303.59            13,606.92
03/31/08             15,015.37             14,214.19            13,476.50
04/30/08             15,476.05             14,836.48            14,184.79
05/31/08             15,725.92             15,041.63            14,401.09
06/30/08             14,398.51             13,797.71            13,252.50
07/31/08             14,195.49             13,476.08            12,928.68
08/31/08             14,023.71             13,327.91            12,747.08
09/30/08             12,797.81             11,918.83            11,230.96
10/31/08             10,728.61              9,777.16             9,101.56
11/30/08              9,979.01              9,121.83             8,512.43
12/31/08             10,466.97              9,506.64             8,785.54
01/31/09              9,425.15              8,794.61             8,015.88
02/28/09              8,513.57              8,045.55             7,195.38
03/31/09              9,213.53              8,579.49             7,737.97
04/30/09             10,100.70              9,388.12             8,606.01
05/31/09             10,947.18             10,236.23             9,385.77
06/30/09             10,979.73             10,216.00             9,343.43
07/31/09             12,054.10             11,069.07            10,134.79
08/31/09             12,428.50             11,509.10            10,552.89
09/30/09             13,022.66             11,929.25            10,973.52
10/31/09             12,778.49             11,683.68            10,778.28
11/30/09             13,421.48             12,138.29            11,218.71
12/31/09             13,749.84             12,459.61            11,420.17
01/31/10             13,169.09             11,986.75            10,948.16
02/28/10             13,340.86             12,153.79            11,102.50
03/31/10             14,161.26             12,863.44            11,790.08
04/30/10             14,128.46             12,913.11            11,791.73
05/31/10             12,693.48             11,715.99            10,666.75
06/30/10             12,390.08             11,365.83            10,296.66
07/31/10             13,431.47             12,266.06            11,131.44
08/31/10             12,832.87             11,795.62            10,715.85
09/30/10             14,128.46             12,951.25            11,715.05
10/31/10             14,735.26             13,469.58            12,151.74
11/30/10             14,390.86             13,197.59            11,889.39

                                   [END CHART]

                         Data from 11/30/00 to 11/30/10.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA World Growth Fund Shares to the following benchmarks:

o The unmanaged Lipper Global Funds Index tracks the total return performance of the 30 largest funds within the Lipper Global Funds category.

o The unmanaged Morgan Stanley Capital International (MSCI) World Index reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

12  | USAA WORLD GROWTH FUND

================================================================================

USAA WORLD GROWTH FUND ADVISER SHARES* (Ticker Symbol: USWGX)


--------------------------------------------------------------------------------
                                                                   11/30/10
--------------------------------------------------------------------------------

Net Assets                                                       $5.5 Million
Net Asset Value Per Share                                           $17.54


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 11/30/10
--------------------------------------------------------------------------------
                            Since Inception 8/01/10**

                                      4.47%


--------------------------------------------------------------------------------
                                EXPENSE RATIO***
--------------------------------------------------------------------------------

Before Reimbursement       1.75%           After Reimbursement       1.60%


*The USAA World Growth Fund Adviser Shares (Adviser Shares) commenced operations on August 1, 2010, and do not have a full calendar year of performance.

**Total returns for periods of less than one year are not annualized. This return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

***USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH OCTOBER 1, 2011, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE ADVISER SHARES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 1.60% OF THE ADVISER SHARES' AVERAGE DAILY NET ASSETS. THIS ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER OCTOBER 1, 2011.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    LIPPER GLOBAL                          USAA WORLD GROWTH
                     FUNDS INDEX      MSCI WORLD INDEX       ADVISER SHARES
07/31/10              $10,000.00         $10,000.00            $10,000.00
08/31/10                9,616.47           9,626.65              9,321.02
09/30/10               10,558.61          10,524.29             10,256.10
10/31/10               10,981.18          10,916.59             10,696.84
11/30/10               10,759.44          10,680.91             10,446.69

                                   [END CHART]

                         Data from 7/31/10 to 11/30/10.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA World Growth Fund Adviser Shares to the following benchmarks:

o The unmanaged Lipper Global Funds Index tracks the total return performance of the 30 largest funds within the Lipper Global Funds category.

o The unmanaged Morgan Stanley Capital International (MSCI) World Index reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of the Lipper Global Funds Index and the MSCI World Index is calculated from the end of the month of July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

14  | USAA WORLD GROWTH FUND

================================================================================

                                TOP 10 INDUSTRIES
                                 AS OF 11/30/10
                                (% of Net Assets)

Packaged Foods & Meat ....................................................  6.5%
Asset Management & Custody Banks .........................................  5.0%
Pharmaceuticals ..........................................................  4.9%
Industrial Gases .........................................................  4.8%
Household Products .......................................................  4.6%
Health Care Equipment ....................................................  4.6%
Apparel & Accessories & Luxury Goods .....................................  3.6%
Electrical Components & Equipment ........................................  3.4%
Diversified Banks ........................................................  3.3%
Distillers & Vintners ....................................................  2.9%

                             TOP 10 EQUITY HOLDINGS
                                 AS OF 11/30/10
                                (% of Net Assets)

Nestle S.A. ..............................................................  3.3%
Linde AG .................................................................  3.0%
Heineken N.V. ............................................................  2.4%
Reckitt Benckiser Group plc ..............................................  2.2%
Walt Disney Co. ..........................................................  2.1%
State Street Corp. .......................................................  2.0%
Diageo plc ...............................................................  2.0%
3M Co. ...................................................................  1.9%
Bank of New York Mellon Corp. ............................................  1.9%
Cisco Systems, Inc. ......................................................  1.8%

You will find a complete list of securities that the Fund owns on pages 17-23.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                       o ASSET ALLOCATION -- 11/30/2010* o

                         [PIE CHART OF ASSET ALLOCATION]

UNITED STATES                                                              46.0%
SWITZERLAND                                                                 9.2%
UNITED KINGDOM                                                              9.2%
FRANCE                                                                      8.3%
GERMANY                                                                     6.9%
NETHERLANDS                                                                 5.3%
JAPAN                                                                       5.0%
OTHER**                                                                     9.7%

                                   [END CHART]

 * Excludes short-term investments purchased with cash collateral from securities loaned.

** Includes countries with less than 3% of portfolio and money market instruments.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

16  | USAA WORLD GROWTH FUND

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2010 (unaudited)

-------------------------------------------------------------------------------------------
                                                                                     MARKET
NUMBER                                                                                VALUE
OF SHARES   SECURITY                                                                  (000)
-------------------------------------------------------------------------------------------
            COMMON STOCKS (97.8%)

            CONSUMER DISCRETIONARY (12.7%)
            ------------------------------
            ADVERTISING (2.7%)
  162,630   Omnicom Group, Inc.                                                    $  7,390
  565,951   WPP plc                                                                   6,263
                                                                                   --------
                                                                                     13,653
                                                                                   --------
            APPAREL & ACCESSORIES & LUXURY GOODS (3.6%)
  199,668   Burberry Group plc                                                        3,093
  121,221   Compagnie Financiere Richemont S.A.                                       6,534
   58,892   LVMH Moet Hennessy - Louis Vuitton S.A.(a)                                8,933
                                                                                   --------
                                                                                     18,560
                                                                                   --------
            APPAREL RETAIL (0.4%)
   43,000   Abercrombie & Fitch Co. "A"                                               2,161
                                                                                   --------
            CASINOS & GAMING (0.7%)
  737,045   Ladbrokes plc                                                             1,417
  829,626   William Hill plc                                                          2,007
                                                                                   --------
                                                                                      3,424
                                                                                   --------
            FOOTWEAR (1.6%)
   98,010   NIKE, Inc. "B"                                                            8,442
                                                                                   --------
            GENERAL MERCHANDISE STORES (0.4%)
   37,400   Target Corp.                                                              2,129
                                                                                   --------
            MOTORCYCLE MANUFACTURERS (0.4%)
   60,630   Harley-Davidson, Inc.                                                     1,896
                                                                                   --------
            MOVIES & ENTERTAINMENT (2.1%)
  296,980   Walt Disney Co.                                                          10,843
                                                                                   --------
            PUBLISHING (0.3%)
   79,760   Wolters Kluwer N.V.                                                       1,581
                                                                                   --------
            RESTAURANTS (0.2%)
  110,000   Compass Group plc                                                           950
                                                                                   --------
            SPECIALTY STORES (0.3%)
  112,550   Sally Beauty Holdings, Inc.*                                              1,548
                                                                                   --------
            Total Consumer Discretionary                                             65,187
                                                                                   --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-------------------------------------------------------------------------------------------
                                                                                     MARKET
NUMBER                                                                                VALUE
OF SHARES   SECURITY                                                                  (000)
-------------------------------------------------------------------------------------------
            CONSUMER STAPLES (21.4%)
            ------------------------
            BREWERS (2.4%)
  268,439   Heineken N.V.                                                          $ 12,436
                                                                                   --------
            DISTILLERS & VINTNERS (2.9%)
  559,709   Diageo plc                                                                9,960
   59,326   Pernod Ricard S.A.                                                        4,835
                                                                                   --------
                                                                                     14,795
                                                                                   --------
            DRUG RETAIL (1.6%)
  240,440   Walgreen Co.                                                              8,380
                                                                                   --------
            FOOD RETAIL (0.9%)
   26,200   Lawson, Inc.                                                              1,161
  547,274   Tesco plc                                                                 3,527
                                                                                   --------
                                                                                      4,688
                                                                                   --------
            HOUSEHOLD PRODUCTS (4.6%)
   82,080   Colgate-Palmolive Co.                                                     6,283
   99,425   Procter & Gamble Co.                                                      6,072
  212,063   Reckitt Benckiser Group plc                                              11,215
                                                                                   --------
                                                                                     23,570
                                                                                   --------
            PACKAGED FOODS & MEAT (6.5%)
   84,239   DANONE S.A.                                                               4,934
  158,240   General Mills, Inc.                                                       5,591
   92,377   J.M. Smucker Co.                                                          5,843
  307,248   Nestle S.A.                                                              16,699
                                                                                   --------
                                                                                     33,067
                                                                                   --------
            PERSONAL PRODUCTS (1.2%)
   39,503   Beiersdorf AG                                                             2,293
  143,200   Kao Corp.                                                                 3,597
                                                                                   --------
                                                                                      5,890
                                                                                   --------
            SOFT DRINKS (1.3%)
   73,650   Dr. Pepper Snapple Group, Inc.                                            2,698
   59,090   PepsiCo, Inc.                                                             3,819
                                                                                   --------
                                                                                      6,517
                                                                                   --------
            Total Consumer Staples                                                  109,343
                                                                                   --------
            ENERGY (3.8%)
            -------------
            INTEGRATED OIL & GAS (1.0%)
   37,940   Chevron Corp.                                                             3,072
   67,067   Royal Dutch Shell plc "A"                                                 2,019
                                                                                   --------
                                                                                      5,091
                                                                                   --------

================================================================================

18  | USAA WORLD GROWTH FUND

================================================================================

-------------------------------------------------------------------------------------------
                                                                                     MARKET
NUMBER                                                                                VALUE
OF SHARES   SECURITY                                                                  (000)
-------------------------------------------------------------------------------------------
            OIL & GAS EQUIPMENT & SERVICES (2.0%)
  118,060   National-Oilwell Varco, Inc.                                           $  7,236
   41,350   Schlumberger Ltd.                                                         3,198
                                                                                   --------
                                                                                     10,434
                                                                                   --------
            OIL & GAS EXPLORATION & PRODUCTION (0.8%)
      742   INPEX Holdings, Inc.                                                      3,817
                                                                                   --------
            Total Energy                                                             19,342
                                                                                   --------
            FINANCIALS (13.6%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (5.0%)
  354,221   Bank of New York Mellon Corp.                                             9,560
  142,900   Julius Baer Group Ltd.                                                    5,425
  241,150   State Street Corp.                                                       10,418
                                                                                   --------
                                                                                     25,403
                                                                                   --------
            CONSUMER FINANCE (1.1%)
  110,600   Aeon Credit Service Co. Ltd.                                              1,427
  102,100   American Express Co.                                                      4,413
                                                                                   --------
                                                                                      5,840
                                                                                   --------
            DIVERSIFIED BANKS (3.3%)
  200,820   Banco Santander Brasil S.A. ADR                                           2,620
  117,362   Erste Bank der Oesterreichischen Sparkassen AG                            4,591
   46,880   ICICI Bank Ltd. ADR                                                       2,346
    8,656   Komercni Banka A.S.                                                       1,824
  210,844   Standard Chartered plc                                                    5,677
                                                                                   --------
                                                                                     17,058
                                                                                   --------
            DIVERSIFIED CAPITAL MARKETS (1.0%)
  328,113   UBS AG*                                                                   4,914
                                                                                   --------
            INVESTMENT BANKING & BROKERAGE (1.2%)
   40,590   Goldman Sachs Group, Inc.                                                 6,338
                                                                                   --------
            MULTI-LINE INSURANCE (0.6%)
  204,532   AXA S.A.                                                                  2,936
                                                                                   --------
            REINSURANCE (0.6%)
   69,946   Swiss Re                                                                  3,231
                                                                                   --------
            SPECIALIZED FINANCE (0.8%)
   62,992   Deutsche Boerse AG                                                        3,809
                                                                                   --------
            Total Financials                                                         69,529
                                                                                   --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-------------------------------------------------------------------------------------------
                                                                                     MARKET
NUMBER                                                                                VALUE
OF SHARES   SECURITY                                                                  (000)
-------------------------------------------------------------------------------------------
            HEALTH CARE (12.9%)
            -------------------
            HEALTH CARE EQUIPMENT (4.6%)
  223,330   Medtronic, Inc.                                                        $  7,488
   13,410   Sonova Holding AG                                                         1,674
  186,010   St. Jude Medical, Inc.*                                                   7,197
   36,397   Synthes, Inc.                                                             4,453
   53,060   Zimmer Holdings, Inc.*                                                    2,614
                                                                                   --------
                                                                                     23,426
                                                                                   --------
            HEALTH CARE SUPPLIES (0.8%)
  132,090   DENTSPLY International, Inc.                                              4,084
                                                                                   --------
            LIFE SCIENCES TOOLS & SERVICES (2.6%)
  123,840   Thermo Fisher Scientific, Inc.*                                           6,299
   90,660   Waters Corp.*                                                             6,969
                                                                                   --------
                                                                                     13,268
                                                                                   --------
            PHARMACEUTICALS (4.9%)
  116,107   Bayer AG                                                                  8,432
   79,670   Johnson & Johnson                                                         4,904
   64,873   Merck KGaA                                                                5,064
   49,829   Roche Holdings AG                                                         6,842
                                                                                   --------
                                                                                     25,242
                                                                                   --------
            Total Health Care                                                        66,020
                                                                                   --------
            INDUSTRIALS (11.9%)
            -------------------
            AEROSPACE & DEFENSE (2.4%)
  157,250   Honeywell International, Inc.                                             7,817
   56,400   United Technologies Corp.(a)                                              4,245
                                                                                   --------
                                                                                     12,062
                                                                                   --------
            AIR FREIGHT & LOGISTICS (2.1%)
  171,363   TNT N.V.                                                                  4,089
   94,480   United Parcel Service, Inc. "B"                                           6,626
                                                                                   --------
                                                                                     10,715
                                                                                   --------
            ELECTRICAL COMPONENTS & EQUIPMENT (3.4%)
  170,688   Legrand S.A.                                                              6,515
   28,380   Rockwell Automation, Inc.                                                 1,877
   63,529   Schneider Electric S.A.                                                   8,918
                                                                                   --------
                                                                                     17,310
                                                                                   --------
            INDUSTRIAL CONGLOMERATES (2.4%)
  117,310   3M Co.                                                                    9,852
  138,356   Smiths Group plc                                                          2,449
                                                                                   --------
                                                                                     12,301
                                                                                   --------

================================================================================

20  | USAA WORLD GROWTH FUND

================================================================================

-------------------------------------------------------------------------------------------
                                                                                     MARKET
NUMBER                                                                                VALUE
OF SHARES   SECURITY                                                                  (000)
-------------------------------------------------------------------------------------------
            RAILROADS (1.6%)
  131,116   Canadian National Railway Co.                                          $  8,385
                                                                                   --------
            Total Industrials                                                        60,773
                                                                                   --------
            INFORMATION TECHNOLOGY (10.5%)
            ------------------------------
            APPLICATION SOFTWARE (0.7%)
  101,280   Autodesk, Inc.*                                                           3,574
                                                                                   --------
            COMMUNICATIONS EQUIPMENT (1.8%)
  491,620   Cisco Systems, Inc.*                                                      9,419
                                                                                   --------
            DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
   51,880   Visa, Inc. "A"                                                            3,831
                                                                                   --------
            ELECTRONIC COMPONENTS (1.0%)
  217,400   HOYA Corp.                                                                5,128
                                                                                   --------
            IT CONSULTING & OTHER SERVICES (1.5%)
  181,360   Accenture plc "A"                                                         7,857
                                                                                   --------
            OFFICE ELECTRONICS (1.1%)
  116,900   Canon, Inc.                                                               5,511
                                                                                   --------
            SEMICONDUCTORS (1.8%)
  177,980   Intel Corp.                                                               3,759
    7,794   Samsung Electronics Co. Ltd.                                              5,553
                                                                                   --------
                                                                                      9,312
                                                                                   --------
            SYSTEMS SOFTWARE (1.8%)
  339,140   Oracle Corp.                                                              9,170
                                                                                   --------
            Total Information Technology                                             53,802
                                                                                   --------
            MATERIALS (10.3%)
            -----------------
            DIVERSIFIED CHEMICALS (1.4%)
  133,621   AkzoNobel N.V.                                                            7,186
                                                                                   --------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
   40,640   Monsanto Co.                                                              2,435
                                                                                   --------
            INDUSTRIAL GASES (4.8%)
   41,775   Air Liquide S.A.                                                          4,891
  108,268   Linde AG                                                                 15,122
   52,750   Praxair, Inc.                                                             4,856
                                                                                   --------
                                                                                     24,869
                                                                                   --------
            PAPER PRODUCTS (1.2%)
  422,295   Svenska Cellulosa AB "B"                                                  6,155
                                                                                   --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-------------------------------------------------------------------------------------------
                                                                                     MARKET
NUMBER                                                                                VALUE
OF SHARES   SECURITY                                                                  (000)
-------------------------------------------------------------------------------------------
            SPECIALTY CHEMICALS (2.4%)
    3,647   Givaudan S.A.                                                          $  3,655
   55,530   Sherwin-Williams Co.                                                      4,119
   93,700   Shin-Etsu Chemical Co. Ltd.                                               4,579
                                                                                   --------
                                                                                     12,353
                                                                                   --------
            Total Materials                                                          52,998
                                                                                   --------
            TELECOMMUNICATION SERVICES (0.3%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
  776,650   Singapore Telecommunications Ltd.                                         1,823
                                                                                   --------
            Total Telecommunication Services                                          1,823
                                                                                   --------
            UTILITIES (0.4%)
            ----------------
            ELECTRIC UTILITIES (0.3%)
   28,814   Red Electrica de Espana                                                   1,260
                                                                                   --------
            MULTI-UTILITIES (0.1%)
   17,331   Gaz de France S.A.                                                          574
                                                                                   --------
            Total Utilities                                                           1,834
                                                                                   --------
            Total Common Stocks (cost: $437,535)                                    500,651
                                                                                   --------

-------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
-------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (1.8%)

            COMMERCIAL PAPER (1.8%)
   $8,981   BNP Paribas Fin, Inc., 0.23%(b)                                           8,981
                                                                                   --------

-------------------------------------------------------------------------------------------
NUMBER
OF SHARES
-------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (0.0%)
      196   State Street Institutional Liquid Reserve Fund, 0.20%(c)                      -
                                                                                   --------
            Total Money Market Instruments (cost: $8,981)                             8,981
                                                                                   --------

================================================================================

22  | USAA WORLD GROWTH FUND

================================================================================

-------------------------------------------------------------------------------------------
PRINCIPAL                                                                            MARKET
AMOUNT                                                                                VALUE
(000)       SECURITY                                                                  (000)
-------------------------------------------------------------------------------------------
            SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
            SECURITIES LOANED (2.3%)

            REPURCHASE AGREEMENTS (2.3%)
  $11,716   Credit Suisse First Boston LLC, 0.25%, acquired on
              11/30/2010 and due 12/01/2010 at $11,716 (collateralized
              by $8,970 of Freddie Mac(d), 5.86%, due 1/14/2027;
              $2,075 of Freddie Mac(d), 0.90%, due 11/05/2015; combined
              market value $11,952)                                                $ 11,716
                                                                                   --------
            Total Short-Term Investments Purchased With Cash Collateral
              From Securities Loaned (cost: $11,716)                                 11,716
                                                                                   --------

            TOTAL INVESTMENTS (COST: $458,232)                                     $521,348
                                                                                   ========

------------------------------------------------------------------------------------------------
($ IN 000s)                                          VALUATION HIERARCHY
------------------------------------------------------------------------------------------------
                                         (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                     QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                 IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                        FOR IDENTICAL ASSETS              INPUTS         INPUTS      TOTAL
------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                           $500,651            $      -             $-   $500,651

Money Market Instruments:
  Commercial Paper                               -               8,981              -      8,981
  Money Market Funds                             -                   -              -          -

Short-Term Investments
  Purchased With Cash
  Collateral From Securities
  Loaned:
  Repurchase Agreements                          -              11,716              -     11,716
------------------------------------------------------------------------------------------------
Total                                     $500,651             $20,697             $-   $521,348
------------------------------------------------------------------------------------------------

For the period ended November 30, 2010, common stocks with a fair value of $221,342,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the end of the prior reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. At November 30, 2010, closing prices were not adjusted for these securities.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2010 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 51.7% of net assets at November 30, 2010.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o  SPECIFIC NOTES

   (a) The security or a portion thereof was out on loan as of November 30, 2010.

   (b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

   (c) Rate represents the money market fund annualized seven-day yield at November 30, 2010.

   (d) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored

================================================================================

24  | USAA WORLD GROWTH FUND

================================================================================

       enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

     * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  25

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2010 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (including securities
       on loan of $10,544) (cost of $458,232)                               $521,348
   Cash                                                                            7
   Cash denominated in foreign currencies (identified cost of $126)              124
   Receivables:
       Capital shares sold                                                       635
       USAA Investment Management Company (Note 7D)                                3
       Dividends and interest                                                    953
       Securities sold                                                         4,118
       Other                                                                      12
   Unrealized appreciation on foreign currency contracts held, at value           13
                                                                            --------
           Total assets                                                      527,213
                                                                            --------
LIABILITIES
   Payables:
       Upon return of securities loaned                                       11,716
       Securities purchased                                                    2,851
       Capital shares redeemed                                                   519
   Accrued management fees                                                       339
   Accrued transfer agent's fees                                                  16
   Other accrued expenses and payables                                            68
                                                                            --------
          Total liabilities                                                   15,509
                                                                            --------
               Net assets applicable to capital shares outstanding          $511,704
                                                                            ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                          $458,637
   Accumulated undistributed net investment income                             3,463
   Accumulated net realized loss on investments                              (13,522)
   Net unrealized appreciation of investments                                 63,116
   Net unrealized appreciation of foreign currency translations                   10
                                                                            --------
              Net assets applicable to capital shares outstanding           $511,704
                                                                            ========
   Net asset value, redemption price, and offering price per share:
   Fund Shares (net assets of $506,175/28,840 shares outstanding)           $  17.55
                                                                            ========
   Adviser Shares (net assets of $5,529/315 shares outstanding)             $  17.54
                                                                            ========

See accompanying notes to financial statements.

================================================================================

26  | USAA WORLD GROWTH FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2010 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $146)                        $ 3,472
   Interest                                                                       8
   Securities lending (net)                                                      60
                                                                            -------
             Total income                                                     3,540
                                                                            -------
EXPENSES
   Management fees                                                            1,882
   Administration and servicing fees:
        Fund Shares                                                             356
        Adviser Shares*                                                           2
   Transfer agent's fees:
        Fund Shares                                                             709
   Distribution and Service fees (Note 7F):
        Adviser Shares*                                                           4
   Custody and accounting fees:
        Fund Shares                                                              78
        Adviser Shares*                                                           1
   Postage:
        Fund Shares                                                              27
   Shareholder reporting fees:
        Fund Shares                                                              13
   Trustees' fees                                                                 5
   Registration fees:
        Fund Shares                                                              20
        Adviser Shares*                                                           9
   Professional fees                                                             38
   Other                                                                          7
                                                                            -------
             Total expenses                                                   3,151
                                                                            -------
   Expenses reimbursed:
        Adviser Shares*                                                          (3)
                                                                            -------
             Net expenses                                                     3,148
                                                                            -------
NET INVESTMENT INCOME                                                           392
                                                                            -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY
   Net realized gain on:
        Investments                                                           3,336
        Foreign currency transactions                                            12
   Change in net unrealized appreciation/depreciation of:
        Investments                                                          54,960
        Foreign currency translations                                            58
                                                                            -------
            Net realized and unrealized gain                                 58,366
                                                                            -------
   Increase in net assets resulting from operations                         $58,758
                                                                            =======

*Adviser Shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  27

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2010 (unaudited), and year ended
May 31, 2010

--------------------------------------------------------------------------------

                                                                11/30/2010     5/31/2010
----------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                          $    392      $  3,328
   Net realized gain (loss) on investments                           3,336        (2,366)
   Net realized gain (loss) on foreign currency transactions            12           (48)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                   54,960        55,407
      Foreign currency translations                                     58          (141)
                                                                  ----------------------
      Increase in net assets resulting from operations              58,758        56,180
                                                                  ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                        -        (3,480)
                                                                  ----------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                      12,988        18,140
   Adviser Shares*                                                   5,000             -
                                                                  ----------------------
      Total net increase in net assets from capital
          share transactions                                        17,988        18,140
                                                                  ----------------------
   Net increase in net assets                                       76,746        70,840
NET ASSETS
   Beginning of period                                             434,958       364,118
                                                                  ----------------------
   End of period                                                  $511,704      $434,958
                                                                  ======================
Accumulated undistributed net investment income:
   End of period                                                  $  3,463      $  3,071
                                                                  ======================

*Adviser Shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

28  | USAA WORLD GROWTH FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2010 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this semiannual report pertains only to the USAA World Growth Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is capital appreciation.

The Fund has two classes of shares: World Growth Fund Shares (Fund Shares) and, effective August 1, 2010, World Growth Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities.

================================================================================

30  | USAA WORLD GROWTH FUND

================================================================================

       In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

   3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

   4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   5. Repurchase agreements are valued at cost, which approximates market value.

   6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

       duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include commercial paper valued at amortized cost, and repurchase agreements valued at cost, which approximates fair value.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the

================================================================================

32  | USAA WORLD GROWTH FUND

================================================================================

   identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

   1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

   2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

   Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2010, custodian and other bank credits reduced the Fund's expenses by less than $500. For the six-month period ended November 30, 2010, the Fund did not incur any brokerage commission recapture credits.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. REDEMPTION FEES -- Adviser Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds

================================================================================

34  | USAA WORLD GROWTH FUND

================================================================================

   of the redeemed or exchanged shares. All redemption fees paid will be accounted for by the Fund as an addition to paid in capital. For the six-month period ended November 30, 2010, the Adviser Shares did not incur redemption fees.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.10% annually of the amount of the committed loan agreement). Prior to September 24, 2010, the maximum annual facility fee was 0.13% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2010, the Fund paid CAPCO facility fees of $1,000, which represents 1.0% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2010.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2011, in accordance with applicable tax law.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2010, the Fund had capital loss carryovers of $16,262,000, for federal income tax purposes. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2017 and 2018, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

          CAPITAL LOSS CARRYOVERS
-------------------------------------------
 EXPIRES                          BALANCE
---------                       -----------
  2017                          $ 3,282,000
  2018                           12,980,000
                                -----------
                   Total        $16,262,000
                                ===========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended November 30, 2010, the Fund did not incur any income tax, interest, or penalties. As of November 30, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended May 31, 2010, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2010, were $61,145,000 and $47,459,000, respectively.

================================================================================

36  | USAA WORLD GROWTH FUND

================================================================================

As of November 30, 2010, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2010, were $104,107,000 and $40,991,000, respectively, resulting in net unrealized appreciation of $63,116,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, ClearLend Securities (ClearLend), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and ClearLend retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. ClearLend receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended November 30, 2010, the Fund received securities-lending income of $60,000, which is net of the 20% income retained by ClearLend. As of November 30, 2010, the Fund loaned securities having a fair market value of approximately $10,544,000 and received cash collateral of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

$11,716,000 for the loans. Of this amount, $11,716,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and less than $500 remained in cash.

(6) CAPITAL SHARE TRANSACTIONS

At November 30, 2010, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions were as follows, in thousands:

                                      SIX-MONTH
                                     PERIOD ENDED            YEAR ENDED
                                      11/30/2010              5/31/2010
-----------------------------------------------------------------------------
                                  SHARES      AMOUNT     SHARES       AMOUNT
                                  -------------------------------------------
FUND SHARES:
Shares sold                        3,324     $ 56,176     5,722      $ 92,540
Shares issued from reinvested
 dividends                             -            -       201         3,429
Shares redeemed                   (2,583)     (43,188)   (4,855)      (77,829)
                                  -------------------------------------------
Net increase from capital
 share transactions                  741     $ 12,988     1,068      $ 18,140
                                  ===========================================
ADVISER SHARES
 (INITIATED ON AUGUST 1, 2010):
Shares sold                          315     $  5,000         -      $      -
Shares issued from reinvested
 dividends                             -            -         -             -
Shares redeemed                        -            -         -             -
                                  -------------------------------------------
Net increase from capital
share transactions                   315     $  5,000         -      $      -
                                  ===========================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day

================================================================================

38  | USAA WORLD GROWTH FUND

================================================================================

   investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

   The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

   The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Global Funds Index over the performance period. The Lipper Global Funds Index tracks the total return performance of the 30 largest funds in the Lipper Global Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2010. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                    +/- 0.04%
+/- 4.01% to 7.00%                    +/- 0.05%
+/- 7.01% and greater                 +/- 0.06%

   (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

   Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

   365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

   Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Global Funds Index over that period, even if the class had overall negative returns during the performance period.

   For the six-month period ended November 30, 2010, the Fund incurred total management fees, paid or payable to the Manager, of $1,882,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $90,000 and less than $500, respectively. For the Fund Shares and Adviser Shares, the performance adjustments were 0.04% and less than 0.01%, respectively.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with MFS Investment Management (MFS), under which MFS directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays MFS a subadvisory fee in the annual amount of 0.29% of the Fund's average net assets that MFS manages. For the six-month period ended November 30, 2010, the Manager incurred subadvisory fees, paid or payable to MFS, of $694,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended November 30, 2010, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $356,000 and $2,000, respectively.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund.

================================================================================

40  | USAA WORLD GROWTH FUND

================================================================================

   The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2010, the Fund reimbursed the Manager $8,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through October 1, 2011, to limit the annual expenses of the Adviser Shares to 1.60% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through October 1, 2011, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended November 30, 2010, the Adviser Shares incurred reimbursable expenses of $3,000, all of which was receivable from the Manager.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. Each class also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2010, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $709,000 and less than $500, respectively.

F. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to the Manager (the distributor) for distribution and shareholder services. The distributor pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

   rate of 0.25% of the Adviser Shares average daily net assets. Adviser
   Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended November 30, 2010, the Adviser Shares incurred distribution and service (12b-1) fees of $4,000.

G. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At November 30, 2010, USAA and its affiliates owned 315,000 shares, which represent 100% of the Adviser Shares and 0.01% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

42  | USAA WORLD GROWTH FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                              NOVEMBER 30,                             YEAR ENDED MAY 31,
                              -----------------------------------------------------------------------------------
                                  2010            2010            2009          2008          2007           2006
                              -----------------------------------------------------------------------------------
Net asset value at
  beginning of period         $  15.48        $  13.47        $  20.15      $  21.57      $  19.31       $  17.55
                              -----------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income            .01             .12             .18           .19           .19            .37
  Net realized and
    unrealized gain (loss)        2.06            2.02           (6.34)         (.08)         4.20           2.84
                              -----------------------------------------------------------------------------------
Total from investment
  operations                      2.07            2.14           (6.16)          .11          4.39           3.21
                              -----------------------------------------------------------------------------------
Less distributions from:
  Net investment income              -            (.13)           (.21)         (.18)         (.42)          (.08)
  Realized capital gains             -               -            (.31)        (1.35)        (1.71)         (1.37)
                              -----------------------------------------------------------------------------------
Total distributions                  -            (.13)           (.52)        (1.53)        (2.13)         (1.45)
                              -----------------------------------------------------------------------------------
Net asset value at end
  of period                   $  17.55        $  15.48        $  13.47      $  20.15      $  21.57       $  19.31
                              ===================================================================================
Total return (%)*                13.37           15.78          (30.32)          .36         23.69(a)       19.00
Net assets at end
  of period (000)             $506,175        $434,958        $364,118      $549,234      $566,673       $408,659
Ratios to average
  net assets:**
  Expenses (%)(b)                 1.31(d)         1.34(c)         1.42          1.24          1.30(a)        1.26
  Net investment
   income (%)                      .17(d)          .76            1.31          1.01          1.31           2.15
Portfolio turnover (%)              10              15              20            28            29             44

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended November 30, 2010, average net assets were $474,215,000.
(a) For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(b) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The
    Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                  (.00%)(+)       (.00%)(+)       (.00%)(+)     (.00%)(+)     (.00%)(+)      (.01%)
    (+) Represents less than 0.01% of average net assets.
(c) During the year ended May 31, 2010, SAS reimbursed the Fund Shares $116,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund
    Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.03%. This decrease is excluded from the expense ratios above.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout the period is as follows:

                                                                                        PERIOD ENDED
                                                                                        NOVEMBER 30,
                                                                                          2010***
                                                                                        ------------
Net asset value at beginning of period                                                     $16.79
                                                                                           ------
Income (loss) from investment operations:
  Net investment loss(a)                                                                     (.00)
  Net realized and unrealized gain                                                            .75
                                                                                           ------
Total from investment operations                                                              .75
                                                                                           ------
Net asset value at end of period                                                           $17.54
                                                                                           ======
Total return (%)*                                                                            4.47
Net assets at end of period (000)                                                          $5,529
Ratios to average net assets:**(c)
  Expenses (%)(b)                                                                            1.60
  Expenses, excluding reimbursements (%)(b)                                                  1.83
  Net investment loss (%)                                                                    (.07)
Portfolio turnover (%)                                                                         10

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the period ended November 30, 2010, average net assets were $4,632,000. *** Adviser Shares were initiated on August 1, 2010.
(a) Represents less than $0.01 per share.
(b) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratio by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

44  | USAA WORLD GROWTH FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2010, through November 30, 2010 for the Fund Shares; and the period of August 1, 2010, through November 30, 2010, for the Adviser Shares.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending

================================================================================

                                                           EXPENSE EXAMPLE |  45

================================================================================

account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                            EXPENSES PAID
                                     BEGINNING            ENDING           DURING PERIOD**
                                   ACCOUNT VALUE       ACCOUNT VALUE       JUNE 1, 2010* -
                                   JUNE 1, 2010*     NOVEMBER 30, 2010    NOVEMBER 30, 2010
                                   --------------------------------------------------------
FUND SHARES
Actual                               $1,000.00           $1,133.72              $7.01

Hypothetical
  (5% return before expenses)         1,000.00            1,018.50               6.63

ADVISER SHARES*
Actual                                1,000.00            1,011.18               5.38

Hypothetical
  (5% return before expenses)         1,000.00            1,011.18               5.29

* For Adviser Shares the beginning of the period was the initiation date of August 1, 2010.
** Expenses are equal to the Fund's annualized expense ratio of 1.31% for Fund
   Shares and 1.60% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days for Fund Shares (to reflect the one-half-year period) or 120/365 for Adviser Shares (to reflect the number of days expenses were accrued). The Fund's ending account value on the first line in the table are based on its actual total return of 13.37% for Fund Shares and 4.47% for Adviser Shares for the period of June 1, 2010, through November 30, 2010, for the Fund Shares and August 1, 2010, through November 30, 2010, for the Adviser Shares.

================================================================================

46  | USAA WORLD GROWTH FUND

================================================================================

TRUSTEES                       Christopher W. Claus
                               Barbara B. Dreeben
                               Robert L. Mason, Ph.D.
                               Barbara B. Ostdiek, Ph.D.
                               Michael F. Reimherr
                               Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                 USAA Investment Management Company
INVESTMENT ADVISER,            P.O. Box 659453
UNDERWRITER, AND               San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                 USAA Shareholder Account Services
                               9800 Fredericksburg Road
                               San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                  State Street Bank and Trust Company
ACCOUNTING AGENT               P.O. Box 1713
                               Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                    Ernst & Young LLP
REGISTERED PUBLIC              100 West Houston St., Suite 1800
ACCOUNTING FIRM                San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                    Under "Products & Services"
SELF-SERVICE 24/7              click "Investments," then
AT USAA.COM                    "Mutual Funds"

OR CALL                        Under "My Accounts" go to
(800) 531-USAA                 "Investments." View account balances,
        (8722)                 or click "I want to...," and select
                               the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722);
(ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
(i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.


================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   23412-0111                                (C)2011, USAA. All rights reserved.





ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2010

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    01/26/2011
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    01/26/2011
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    01/26/2011
         ------------------------------


*Print the name and title of each signing officer under his or her signature.